CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents (Note 4)	$ 6,366,097	$ 8,347,518
Marketable securities (Notes 5, 6)	643,999	723,449
Deposits, advances and other	453,988	175,293
Total current assets	7,464,084	9,246,260
Property, plant and equipment, net (Note 7)	19,185,634	19,190,792
Total assets	26,649,718	28,437,052
Current Liabilities:
Accounts payable and accrued expenses	896,734	914,977
Accrued interest	426,678	64,269
Total current liabilities	1,323,412	979,246
Convertible notes (Note 11)	20,941,736	20,025,454
Other (Note 11)	1,012,491	1,012,491
Total liabilities	23,277,639	22,017,191
SHAREHOLDERS' EQUITY
Common shares and equity units	283,659,715	283,482,779
Contributed Surplus	5,171,603	5,171,603
Stock options (Note 9)	19,824,712	19,762,883
Accumulated deficit	(305,416,184)	(302,209,087)
Accumulated other comprehensive income	132,233	211,683
Total shareholders' equity	3,372,079	6,419,861
Total liabilities and shareholders' equity	$ 26,649,718	$ 28,437,052